Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		$ 8,705	$ 6,517
Acquisitions		400	2,030
Disposition		(21)
Impairment			(170)
Foreign exchange rate movements		(115)	328
Ending balance		8,969	8,705
Disposal groups classified as held for sale | Sun Life UK
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	$ (170)		(170)
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		2,607	2,607
Acquisitions		162	0
Disposition		(21)
Impairment			0
Foreign exchange rate movements		0	0
Ending balance		2,748	2,607
U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		3,364	1,108
Acquisitions		104	2,030
Disposition		0
Impairment			0
Foreign exchange rate movements		(79)	226
Ending balance		3,389	3,364
Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		700	659
Acquisitions		0	0
Disposition		0
Impairment			0
Foreign exchange rate movements		(16)	41
Ending balance		684	700
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		2,034	1,959
Acquisitions		134	0
Disposition		0
Impairment			0
Foreign exchange rate movements		(20)	75
Ending balance		2,148	2,034
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		0	184
Acquisitions		0	0
Disposition		0
Impairment			(170)
Foreign exchange rate movements		0	(14)
Ending balance		$ 0	$ 0